Business Combinations - Additional Information (Detail) In Millions, except Per Share data, unless otherwise specified	12 Months Ended
	Mar. 31, 2012 JPY (¥)	Mar. 31, 2011 JPY (¥)	Mar. 31, 2010 JPY (¥)	Mar. 31, 2012 Verigy [Member] JPY (¥)	Jul. 04, 2011 Verigy [Member] USD ($)
Business Acquisition [Line Items]
Cash paid per share to acquire outstanding ordinary shares					$ 15.00
Acquisition-related costs	¥ 1,285	¥ 656
Net sales	141,048	99,634	53,225	27,449
Loss before income taxes	1,420	6,276	(11,496)	5,181
Increase in cost of sales		3,804
Amortization expense		¥ 2,792